GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION
Schedule of company's largest shareholders and the remaining free float

        As of December 31, 2017, the Company's largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares
L1T VIP Holdings S.à r.l. ("LetterOne")	840,625,001	47.9%
Telenor East Holding II AS ("Telenor")	256,703,840	14.6%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float	513,454,732	29.2%

Total outstanding common shares	1,756,731,135	100%

Shares held by the Company or its subsidiaries ("Treasury shares")	7,603,731	0.4%

*        LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne ("Conditions of Administration") in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting's articles of association.